Fair Value Measurements (Tables)	4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Sep. 30, 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of Financial Liabilities Measure at Fair Value
Below summarizes the financial liabilities measure at fair value as of December 31, 2025:

Financial liabilities measured at fair value	Level 1	Level 2	Level 3	Total
Refundable investor advances	—	—	764,570,995	764,570,995

Total financial liabilities	—	—	764,570,995	764,570,995

Below summarizes the financial liabilities measure at fair value as of June 30, 2026 and December 31, 2025, respectively:

	June 30, 2026
Financial liabilities measured at fair value	Level 1	Level 2	Level 3	Total
Refundable investor advances	—	—	687,093,995	687,093,995

Total financial liabilities	—	—	687,093,995	687,093,995

	December 31, 2025
Financial liabilities measured at fair value	Level 1	Level 2	Level 3	Total
Refundable investor advances	—	—	764,570,995	764,570,995

Total financial liabilities	—	—	764,570,995	764,570,995

Armada Acquisition Corp II [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of Fair Value Hierarchy of the Valuation Inputs the Company
The following table presents information about the Company’s assets that are measured at fair value as of June 30, 2026 and September 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	June 30, 2026
Assets:
Marketable securities held in Trust Account	1	$241,164,305

	Level	September 30, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$234,628,166

The following table presents information about the Company’s assets that are measured at fair value as of September 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	September 30, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$234,628,166

Summary of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants	The following table presents the quantitative information regarding market assumptions used in the valuation of the public warrants:

May 22, 2025
Volatility	6.4%
Risk free rate	3.99%
Stock price	$9.845
Weighted term (Yrs)	2.99
The following table presents the quantitative information regarding market assumptions used in the valuation of the public warrants:

May 22, 2025
Volatility	6.4%
Risk free rate	3.99%
Stock price	$9.845
Weighted term (Yrs)	2.99

Armada Acquisition Corp II [Member] | Private Placement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants
The following table presents the quantitative information regarding market assumptions used in the valuation of the interest allocations to the non-managing members:

May 22, 2025
Volatility	6.40%
Risk free rate	4.09%
Stock price	$9.845
Weighted term (Yrs)	1.34

The following table presents the quantitative information regarding market assumptions used in the valuation of the interest allocations to the non-managing members:

May 22, 2025
Volatility	6.40%
Risk free rate	4.09%
Stock price	$9.845
Weighted term (Yrs)	1.34